                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                               AIM V.I. VALUE FUND

                                SERIES I SHARES

                        Supplement dated January 14, 2002
               to the Prospectus dated May 1, 2001 as supplemented
                         July 2, 2001 and July 16, 2001

On January 14, 2002, the Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund and AIM V.I. Value Fund (collectively, the "Funds"), approved resolutions to change the Funds' names.

Effective May 1, 2002: The name of AIM V.I. Growth and Income Fund will be changed to AIM V.I. Core Growth Fund. The name of AIM V.I. International Equity Fund will be changed to AIM V.I. International Growth Fund. The name of AIM V.I. Value Fund will be changed to AIM V.I. Premier Equity Fund.

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                               AIM V.I. VALUE FUND

                                SERIES II SHARES

                        Supplement dated January 14, 2002
                      to the Prospectus dated July 16, 2001


On January 14, 2002, the Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund and AIM V.I. Value Fund (collectively, the "Funds"), approved resolutions to change the Funds' names.

Effective May 1, 2002: The name of AIM V.I. Growth and Income Fund will be changed to AIM V.I. Core Growth Fund. The name of AIM V.I. International Equity Fund will be changed to AIM V.I. International Growth Fund. The name of AIM V.I. Value Fund will be changed to AIM V.I. Premier Equity Fund.

                         AIM V.I. GROWTH AND INCOME FUND
                                 Series I Shares

                        Supplement dated January 14, 2002
                       to the Prospectus dated May 1, 2001
                          as supplemented July 16, 2001



On January 14, 2002, the Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Growth and Income Fund (the "Fund"), approved a resolution to change the Fund's name.

Effective May 1, 2002, the Fund's name will be changed to AIM V.I. Core Growth Fund.

                         AIM V.I. GROWTH AND INCOME FUND
                                Series II Shares

                        Supplement dated January 14, 2002
                      to the Prospectus dated July 16, 2001



On January 14, 2002, the Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Growth and Income Fund (the "Fund"), approved a resolution to change the Fund's name.

Effective May 1, 2002, the Fund's name will be changed to AIM V.I. Core Growth Fund.

                       AIM V.I. INTERNATIONAL EQUITY FUND
                                 Series I Shares

                        Supplement dated January 14, 2002
                       to the Prospectus dated May 1, 2001
                          as supplemented July 16, 2001



On January 14, 2002, the Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. International Equity Fund (the "Fund"), approved a resolution to change the Fund's name.

Effective May 1, 2002, the Fund's name will be changed to AIM V.I. International Growth Fund.

                       AIM V.I. INTERNATIONAL EQUITY FUND
                                Series II Shares

                        Supplement dated January 14, 2002
                      to the Prospectus dated July 16, 2001



On January 14, 2002, the Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. International Equity Fund (the "Fund"), approved a resolution to change the Fund's name.

Effective May 1, 2002, the Fund's name will be changed to AIM V.I. International Growth Fund.

                          AIM V.I. MID CAP EQUITY FUND
                                 Series I Shares

                        Supplement dated January 14, 2002
                   to the Prospectus dated September 10, 2001


On January 14, 2002, the Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Mid Cap Equity Fund (the "Fund"), approved a resolution to change the Fund's name.

Effective May 1, 2002, the Fund's name will be changed to AIM V.I. Mid Cap Core Equity Fund.

                          AIM V.I. MID CAP EQUITY FUND
                                Series II Shares

                        Supplement dated January 14, 2002
                   to the Prospectus dated September 10, 2001


On January 14, 2002, the Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Mid Cap Equity Fund (the "Fund"), approved a resolution to change the Fund's name.

Effective May 1, 2002, the Fund's name will be changed to AIM V.I. Mid Cap Core Equity Fund.

                               AIM V.I. VALUE FUND
                                 Series I Shares

                        Supplement dated January 14, 2002
                       to the Prospectus dated May 1, 2001
                          as supplemented July 16, 2001



On January 14, 2002, the Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Value Fund (the "Fund"), approved a resolution to change the Fund's name.

Effective May 1, 2002, the Fund's name will be changed to AIM V.I. Premier Equity Fund.

                               AIM V.I. VALUE FUND
                                Series II Shares

                        Supplement dated January 14, 2002
                      to the Prospectus dated July 16, 2001



On January 14, 2002, the Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Value Fund (the "Fund"), approved a resolution to change the Fund's name.

Effective May 1, 2002, the Fund's name will be changed to AIM V.I. Premier Equity Fund.

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                          AIM V.I. MID CAP EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                               AIM V.I. VALUE FUND

                          SERIES I AND SERIES II SHARES

                      Supplemented dated January 14, 2002
      to the Statement of Additional Information dated September 10, 2001 as supplemented September 18, 2001, October 1, 2001,
                      October 12, 2001 and January 3, 2002

On January 14, 2002, the Board of Trustees of AIM Variable Insurance Funds, on behalf of AIM V.I. Mid Cap Equity Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund and AIM V.I. Value Fund (collectively, the "Funds"), approved resolutions to change the Funds' names.

Effective May 1, 2002: The name of AIM V.I. Mid Cap Equity Fund will be changed to AIM V.I. Mid Cap Core Equity Fund. The name of AIM V.I. Growth and Income Fund will be changed to AIM V.I. Core Growth Fund. The name of AIM V.I. International Equity Fund will be changed to AIM V.I. International Growth Fund. The name of AIM V.I. Value Fund will be changed to AIM V.I. Premier Equity Fund.